Cash and Cash Equivalents and Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Current assets
Cash and cash equivalents
Demand deposits	~~W~~	1,558,696	2,602,560
Deposits in banks
Time deposits	~~W~~	1,091,364	685,238
Restricted cash (*)		72,386	72,840

	~~W~~	1,163,750	758,078

Non-current assets
Deposits in banks
Restricted cash (*)	~~W~~	13	11

	~~W~~	2,722,459	3,360,649

(*)	Restricted cash includes mutual growth fund to aid LG Group’s second and third-tier suppliers, pledge to enforce investment plans according to the receipt of subsidies from Gumi city and Gyeongsangbuk-do and others.